Derivative Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss)
Cost	$ 27,842	$ 25,865	$ 24,314
SG&A expense	18,609	18,745	20,561
Other (income) and expense (Note A)	5,803	873	802
Interest expense	1,216	1,155	1,288
Cost of services
Derivative Instruments, Gain (Loss)
Cost	21,062	19,147	17,689
Gains/(losses) of total hedge activity	24	43	23
Cost of sales
Derivative Instruments, Gain (Loss)
Cost	6,374	6,184	6,048
Gains/(losses) of total hedge activity	99	(16)	2
Cost of financing
Derivative Instruments, Gain (Loss)
Cost	406	534	577
Gains/(losses) of total hedge activity	2	1	12
SG&A expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(211)	176	141
Other (income) and expenses
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(225)	(205)	101
Interest expense.
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	$ 6	$ 3	$ 35